Income tax (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Income tax expense
Income tax expense	¥ 225,804	$ 30,949	¥ 72,762
Effective tax	30.30%	30.30%	28.90%